Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	12/31/2024	12/31/2023

Shoes	371.7	321.4
Apparel	65.8	34.5
Accessories	12.5	8.0
Allowances	(30.8)	(7.4)
Inventories(1)	419.2	356.5
(1) Inventories are comprised of finished goods.